Debt - Maturities for long-term debt and finance lease obligations and debt outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturities for finance leases
2023	$ 14,949
2024	14,949
2025	14,949
2026	14,949
2027	14,949
Maturities for contractual obligations
2023	322,103
2024	381,753
2025	355,312
2026	336,888
2027	347,035
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	11,940,359	$ 10,915,054
Long-term debt
Maturities for long-term debt
2023	313,705
2024	372,402
2025	344,899
2026	325,293
2027	$ 334,123
Maturities for contractual obligations
Weighted average interest rate on long-term debt	3.78%	3.69%
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	$ 11,940,359	$ 10,915,054
Unamortized Debt Issuance Costs and Debt Discounts	114,142	111,909
Finance Leases
Maturities for finance leases
2023	8,398
2024	9,351
2025	10,413
2026	11,595
2027	12,912
FFB | Long-term debt
Maturities for long-term debt
2023	312,695
2024	308,892
2025	282,399
2026	262,793
2027	271,623
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	7,084,148	6,526,858
Unamortized Debt Issuance Costs and Debt Discounts	52,690	55,159
FMBs | Long-term debt
Maturities for long-term debt
2023	1,010
2024	63,510
2025	62,500
2026	62,500
2027	62,500
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	4,152,021	3,653,031
Unamortized Debt Issuance Costs and Debt Discounts	52,480	46,985
PCRBs | Long-term debt
Maturities for long-term debt
2023	0
2024	0
2025	0
2026	0
2027	0
Long-term debt outstanding and the associated unamortized debt issuance costs and debt discounts
Principal	704,190	735,165
Unamortized Debt Issuance Costs and Debt Discounts	$ 8,972	$ 9,765